PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of composition of property, plant and equipment
The composition by category of Property, plant and equipment is as follows:

	Gross Book Value		Accumulated depreciation		Net Book Value
	As of December 31, 2024	As of December 31, 2023	As of December 31, 2024	As of December 31, 2023	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
a) Property, plant and equipment
Construction in progress (1)	479,871	258,246	—	—	479,871	258,246
Land	39,818	44,244	—	—	39,818	44,244
Buildings	120,736	129,036	(60,313)	(61,478)	60,423	67,558
Plant and equipment	11,727,067	10,738,500	(5,085,126)	(4,508,356)	6,641,941	6,230,144
Own aircraft (3) (4)	10,678,834	9,856,365	(4,831,914)	(4,259,729)	5,846,920	5,596,636
Other (2)	1,048,233	882,135	(253,212)	(248,627)	795,021	633,508
Machinery	24,005	29,092	(22,927)	(27,716)	1,078	1,376
Information technology equipment	158,900	163,382	(139,607)	(146,040)	19,293	17,342
Fixed installations and accessories	174,859	186,179	(126,886)	(131,769)	47,973	54,410
Motor vehicles	48,320	49,560	(42,323)	(44,385)	5,997	5,175
Leasehold improvements	236,509	266,631	(61,760)	(53,201)	174,749	213,430
Subtotal Properties, plant and equipment	13,010,085	11,864,870	(5,538,942)	(4,972,945)	7,471,143	6,891,925
b) Right of use
Aircraft (3)	5,810,997	5,388,147	(3,262,942)	(3,243,065)	2,548,055	2,145,082
Other assets	398,017	248,614	(230,518)	(194,491)	167,499	54,123
Subtotal Right of use	6,209,014	5,636,761	(3,493,460)	(3,437,556)	2,715,554	2,199,205
Total	19,219,099	17,501,631	(9,032,402)	(8,410,501)	10,186,697	9,091,130
(1)As of December 31, 2024, includes advances paid to aircraft manufacturers for Th US$452,765 (ThUS$242,069 as of December 31, 2023).
(2)Consider mainly rotables and tools.
(3)As of December 31, 2024 , the additions of 9 aircraft, 3 Airbus A320 for MUS$34,760 and 6 Boeing B777 for MUS$296,198.
(4)There were reclassified to Non-current assets or groups of assets for disposal as held for sale the following aircraft: As of 31 de diciembre 2023, 1 Boeing B767 and 6 Airbus A320 (see Note 13).

Schedule of movement of property, plant and equipment	Movement in the different categories of Property, plant and equipment:

	Construction in progress	Land	Buildings net	Plant and equipment net	Information technology equipment net	Fixed installations & accessories net	Motor vehicles net	Leasehold improvements net	Property, Plant and equipment net
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as of January 1,2022	473,797	43,276	60,451	6,568,717	16,836	38,741	325	132,975	7,335,118
Additions	16,332	—	—	843,808	6,426	113	258	27,160	894,097
Disposals	—	—	—	(4,140)	—	(264)	(3)	—	(4,407)
Rejection fleet	—	—	—	—	—	—	—	—	—
Retirements	(75)	—	(2)	(42,055)	(24)	(836)	—	(313)	(43,305)
Depreciation expenses	—	—	(3,285)	(669,059)	(5,662)	(7,914)	(55)	(13,071)	(699,046)
Foreign exchange	(1,282)	1,073	918	11,527	(84)	2,365	(28)	7,593	22,082
Other increases (decreases) (*)	(99,962)	—	10,914	(403,950)	(883)	4,867	(74)	5,683	(483,405)
Changes, total	(84,987)	1,073	8,545	(263,869)	(227)	(1,669)	98	27,052	(313,984)
Closing balance as of December 31, 2022	388,810	44,349	68,996	6,304,848	16,609	37,072	423	160,027	7,021,134

Opening balance as January 1, 2023	388,810	44,349	68,996	6,304,848	16,609	37,072	423	160,027	7,021,134
Additions	8,835	—	—	870,640	5,794	4,246	—	48,866	938,381
Disposals	—	—	—	(2,701)	(1)	—	(16)	—	(2,718)
Rejection fleet	—	—	—	—	—	—	—	—	—
Retirements	(83)	—	—	(87,652)	(12)	(2)	—	—	(87,749)
Depreciation expenses	—	—	(4,104)	(716,590)	(5,918)	(8,789)	(68)	(10,185)	(745,654)
Foreign exchange	726	1,445	1,505	23,845	536	1,276	12	11,497	40,842
Other increases (decreases) (*)	(140,042)	(1,550)	1,161	(156,046)	334	20,607	—	3,225	(272,311)
Changes, total	(130,564)	(105)	(1,438)	(68,504)	733	17,338	(72)	53,403	(129,209)
Closing balance as of December 31, 2023	258,246	44,244	67,558	6,236,344	17,342	54,410	351	213,430	6,891,925

Opening balance as of January 1, 2024	258,246	44,244	67,558	6,236,344	17,342	54,410	351	213,430	6,891,925
Additions	20,754	—	—	1,215,040	9,669	421	—	8,289	1,254,173
Disposals	—	—	—	(2,940)	(8)	—	(2)	—	(2,950)
Retirements	—	—	—	(56,148)	(91)	(89)	—	—	(56,328)
Depreciation expenses	—	—	(3,992)	(771,104)	(5,724)	(8,877)	(65)	(9,790)	(799,552)
Foreign exchange	(1,354)	(4,426)	(3,143)	(108,966)	(1,780)	(5,401)	—	(39,593)	(164,663)
Other increases (decreases) (*)	202,225	—	—	136,506	(115)	7,509	—	2,413	348,538
Changes, total	221,625	(4,426)	(7,135)	412,388	1,951	(6,437)	(67)	(38,681)	579,218
Closing balance as of December 31, 2024	479,871	39,818	60,423	6,648,732	19,293	47,973	284	174,749	7,471,143
(*) As of December 31, 2024 no aircraft were reclassified. This amount included the following aircraft reclassified to Non-current assets or groups of assets for disposal as held for sale: As of December 31, 2023, 1 Boeing B767 ThUS$(21,578) and 6 Airbus A320 ThUS$(36,326). As of December 31, 2022, 6 Airbus A320 ThUS$(29,328) and 28 Airbus A319 ThUS$(373,410).

Schedule of right of use assets	Right of use assets:

	Aircraft	Others	Net right of use assets
	ThUS$	ThUS$	ThUS$
Opening balance as January 1, 2022	2,101,742	53,007	2,154,749
Additions	372,571	13,087	385,658
Depreciation expense	(249,802)	(16,368)	(266,170)
Cumulative translate adjustment	919	1,392	2,311
Other increases (decreases)	(898,609)	12,588	(886,021)
Total changes	(774,921)	10,699	(764,222)
Closing balance as of December 31, 2022	1,326,821	63,706	1,390,527

Opening balance as January 1, 2023	1,326,821	63,706	1,390,527
Additions	1,013,314	2,988	1,016,302
Depreciation expense	(178,570)	(14,816)	(193,386)
Cumulative translate adjustment	56	3,351	3,407
Other increases (decreases)	(16,539)	(1,106)	(17,645)
Total changes	818,261	(9,583)	808,678
Closing balance as of December 31, 2023	2,145,082	54,123	2,199,205

Opening balance as of January 1, 2024	2,145,082	54,123	2,199,205
Additions (*)	601,723	50,838	652,561
Depreciation expense	(284,234)	(27,315)	(311,549)
Cumulative translate adjustment	48	(8,317)	(8,269)
Other increases (decreases)	85,436	98,170	183,606
Total changes	402,973	113,376	516,349
Closing balance as of December 31, 2024	2,548,055	167,499	2,715,554

(*) As of December 31, 2024, the additions of 6 Airbus A320 aircraft and 26 Airbus A319 aircraft as a result of a sale and lease contract are considered.

Schedule of fleet composition	Fleet composition

		Aircraft included in Property, plant and equipment				Aircraft included as Rights of use assets				Total fleet
Aircraft	Model	As of December 31, 2024		As of December 31, 2023		As of December 31, 2024		As of December 31, 2023		As of December 31, 2024	As of December 31, 2023
Boeing 767	300ER	9	(3)	11	(3)	—		—		9	11
Boeing 767	300F	18	(2) (3)	16	(2) (3)	1		1		19	17
Boeing 777	300ER	10	(4)	4		—	(4)	6		10	10
Boeing 787	8	4		4		6		6		10	10
Boeing 787	9	2		2		25		24		27	26
Airbus A319	100	11	(2)	11	(2)	27		1		38	12
Airbus A320	200	86	(2) (4)	83	(2)	49	(4)	46	(1)	135	129
Airbus A320	NEO	3		1		27		23		30	24
Airbus A321	200	19		19		30		30		49	49
Airbus A321	NEO	0		0		14		7		14	7
Airbus A330	200	0		0		2	(5)	—		2	—
Total		162		151		181		144		343	295

(1) Include 1 aircraft with a short-term lease, which was excluded from the right of use.
(2) Some aircraft of these fleets were reclassified to non-current assets or groups of assets for disposal as held for sale, (see Note 13).
(3) Considers the conversions from Boeing 767-300ER (passenger) to Boeing 767-300F (freighter) Aircraft.
(4) 9 aircraft from these fleets (3 Airbus A320 and 6 Boeing B777) were transferred from right of use assets to properties, plants and equipment.
(5) As of December 31, 2024, 2 A330-200 aircraft are added to the fleet under an operating lease with WAMOS.

Schedule of method used for the depreciation of property, plant and equipment	Method used for the depreciation of Property, plant and equipment:

		Useful life (years)
	Depreciation method	minimum	maximum
Buildings	Straight line without residual value	20	50
Plant and equipment	Straight line with residual value of 20% in the short-haul fleet and 36% in the long-haul fleet. (*)	5	30
Information technology equipment	Straight line without residual value	5	10
Fixed installations and accessories	Straight line without residual value	10	10
Motor vehicle	Straight line without residual value	10	10
Leasehold improvements	Straight line without residual value	5	8
Assets for rights of use	Straight line without residual value	1	25

(*)Except in the case of the Boeing 767 300ER, Boeing 777-300ER, Airbus 320 Family and Boeing 767 300F fleets that consider a lower residual value, due to the extension of their useful life to 22, 23, 25 and 30 years respectively. Additionally, certain technical components are depreciated based on cycles and hours flown.

Schedule of property, plant and equipment pledged as guarantee

Description of Property, plant and equipment pledged as guarantee:

				As of December 31, 2024		As of December 31, 2023
Guarantee agent (1)	Creditor company	Committed Assets	Fleet	Existing Debt	Book Value	Existing Debt	Book Value
				ThUS$	ThUS$	ThUS$	ThUS$
Wilmington Trust Company	MUFG	Aircraft and engines	Airbus A319	—	—	2,703	12,326
			Airbus A320	—	—	17,441	151,873
			Boeing 767	—	—	20,427	143,281
			Boeing 777	115,727	132,643	132,585	144,186

Credit Agricole	Credit Agricole	Aircraft and engines	Airbus A319	4,441	2,401	3,413	3,752
			Airbus A320	238,131	114,450	190,001	142,075
			Airbus A321	7,022	3,920	6,007	4,393
			Boeing 767	—	—	8,849	23,018
			Boeing 787	117,089	45,703	58,499	38,971

Bank Of Utah	BNP Paribas	Aircraft and engines	Boeing 787	159,624	196,134	171,704	208,601

Total direct guarantee				642,034	495,251	611,629	872,476

(1) For syndicated loans, given their own characteristics, the guarantee agent is the representative of the creditors.

The amounts of the current debts are presented at their nominal value. The net book values correspond to the assets granted as collateral.

Schedule of letters of credit related assets
As of December 31, 2024, the Company keeps valid letters of credit related to right of use assets according to the following detail:

Creditor Guarantee	Debtor	Type	Value ThUS$	Release date
Celestial Aviation Services Limited	LATAM Airlines Group S.A.	Three letters of credit	7,686	Dec 6, 2025
Empreendimentos Imobiliarios LTDA	Tam Linhas Aéreas S.A.	One letter of credit	20,186	Apr 29, 2025
			27,872

Schedule of fully depreciated assets and commitments for future purchases
Fully depreciated assets and commitments for future purchases are as follows:

	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$
Gross book value of fully depreciated property, plant and equipment still in use	326,642	288,454
Commitments for the acquisition of aircraft (*)	20,400,000	15,700,000

(*) According to the manufacturer’s price list.

Schedule of purchase commitment	Aircraft purchase commitments:

	Year of delivery
Manufacturer	2025	2026	2027	2028-2030	Total
Airbus S.A.S.
A320neo Family	7	12	10	56	85
The Boeing Company
Boeing 787-9	—	—	1	14	15
Total	7	12	11	70	100

Schedule of capitalized interest costs	Capitalized interest costs with respect to Property, plant and equipment.

		For the year ended December 31,
		2024	2023	2022
Average rate of capitalization of capitalized interest costs	%	10.77	10.66	7.12
Costs of capitalized interest	ThUS$	27,506	10,136	10,575